Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Compensation of Key Management Personnel and Transactions with Related Parties

The aggregate compensation made to directors and other members of key management personnel of the Group is set out below:

	2019	2018	2017
	A$	A$	A$
Short-term employee benefits	1,160,275	1,843,334	1,539,777
Post-employment benefits	36,690	89,780	76,623
Long-term employee benefits	—	—	32,537
Share-based payments	807,177	257,001	418,986
Total key management compensation	2,004,142	2,190,115	2,067,923

The following transactions occurred with related parties:
Payment for other expenses:
Legal services paid / payable to Francis Abourizk Lightowlers, a law firm in which Mr Peter Francis is a partner and has a beneficial interest.	726	8,212	191,050
Annabel West, the wife of Greg West, our former Chief Executive Officer, was employed as a part-time clerical and administrative assistant.	—	42,278	36,248